July 25, 2019

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company (“Depositor”) and its

Massachusetts Mutual Variable Life Separate Account I (“Registrant”)

Post-Effective Amendment No. 13 to Registration Statement on Form N-6

Prospectus Title: Variable Universal Life III

File Nos. 333-150916, 811-08075

Dear Sir or Madam:

On behalf of the Depositor and the Registrant, I am submitting for filing, pursuant to Rule 485(a) under the Securities Act of 1933, Post-Effective Amendment No. 13 to the Registration Statement on Form N-6 referenced above.

The purpose of this filing to is reflect (1) changes to the premium expense charge, surrender charge, insurance charge, and Other Insured Rider charge as a result of the implementation of the 2017 Commissioners’ Standard Ordinary Ultimate, Sex-Distinct, Smoker-Distinct, Age Nearest Birthday Mortality Table for policies issued after December 31, 2019 and (2) certain other nonmaterial changes.

It is proposed that this Post-Effective Amendment become effective sixty days after filing pursuant to paragraph (a) of Rule 485.

If you have any questions, please call the undersigned at (860) 562-2455.

Sincerely,

/s/ Angela N. Brown
Angela N. Brown Lead Counsel, Life Insurance Product & Operations for Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Life Insurance Company (MassMutual), Springfield, MA 01111-0001, and its affiliated companies.